schedule of group companies (Details)	12 Months Ended
Dec. 31, 2025
Quality industrial corp [member]
IfrsStatementLineItems [Line Items]
Country of incorporation	United States
Principal activities	Operating company
Group interest	53.47%
Al shola al modea gas distribution llc [member]
IfrsStatementLineItems [Line Items]
Country of incorporation	Dubai
Principal activities	Operating company
Group interest	51.00%
Biosteam energy pty ltd [member]
IfrsStatementLineItems [Line Items]
Country of incorporation	South Africa
Principal activities	Operating company
Group interest	51.00%
Bright hy solutions limited [member]
IfrsStatementLineItems [Line Items]
Country of incorporation	Ireland
Principal activities	Operating company
Group interest	100.00%
Fusion fuel USA Inc [member]
IfrsStatementLineItems [Line Items]
Country of incorporation	United States
Principal activities	Dormant entity
Group interest	100.00%